BOND PAYABLE (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jan. 29, 2021 USD ($)	Jan. 28, 2021 USD ($)
Debt Instrument [Line Items]
Interest Expense		$ 16,946	$ 11,820	$ 17,628
Debt conversion carrying amount			5,250	5,800
Index shares, proceeds from exercise			$ (66,346)	$ (13,270)
ADS
Debt Instrument [Line Items]
Debt conversion carrying amount		0
Convertible bond
Debt Instrument [Line Items]
Interest Expense		$ 1,039
Notes
Debt Instrument [Line Items]
Principal amount					$ 1,050,000	$ 1,250,000
Interest rate (as a percent)	0.50%
Net proceeds from issuance of debt	$ 2,300,000
Debt Instrument Repurchase Price As Percentage To The Principal Amount	100.00%
Notes | ADS
Debt Instrument [Line Items]
Debt Instrument conversion ratio (per $1K principal amount)	12.4611
Conversion price (per share) | $ / shares	$ 80.25